United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/24

Date of Reporting Period: Six months ended 03/31/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | FGFSX	Institutional | FGFIX

Federated Hermes Core Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2023 through March 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	31.0%
U.S. Government Agency Mortgage-Backed Securities	26.9%
Corporate Bonds	22.5%
Non-Agency Mortgage-Backed Securities	6.8%
Collateralized Mortgage Obligations	2.7%
Asset-Backed Securities	2.6%
Common Stocks	1.1%
Agency Risk Transfer Security	0.5%
U.S. Government Agency Adjustable Rate Mortgages	0.2%
Cash Equivalents[3]	6.3%
Derivative Contracts[4,5]	0.0%
Repurchase Agreement	0.7%
Other Assets and Liabilities—Net[6]	(1.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivatives in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds.
4
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES— 31.0%
	U.S. Treasury Bonds— 8.0%
$ 600,000	1.750%, 8/15/2041	$ 404,846
645,000	2.375%, 11/15/2049	441,708
490,000	4.750%, 11/15/2043	508,441
425,000	4.750%, 11/15/2053	453,842
	TOTAL	1,808,837
	U.S. Treasury Notes— 23.0%
750,000	2.500%, 3/31/2027	710,210
245,000	3.000%, 7/15/2025	239,223
75,000	3.750%, 12/31/2028	73,426
150,000	3.750%, 12/31/2030	145,881
1,150,000	4.000%, 1/15/2027	1,136,523
975,000	4.000%, 1/31/2029	965,201
650,000	4.000%, 1/31/2031	641,691
875,000	4.250%, 1/31/2026	868,164
25,000	4.375%, 12/15/2026	24,945
375,000	4.500%, 11/15/2033	383,466
	TOTAL	5,188,730
	TOTAL U.S. TREASURIES (IDENTIFIED COST $7,413,391)	6,997,567
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 6.8%
	Agency Commercial Mortgage-Backed Securities— 2.5%
300,000	FHLMC REMIC, Series K142, Class A2, 2.400%, 3/25/2032	255,459
125,000	FHLMC REMIC, Series K152, Class A2, 3.080%, 1/25/2031	112,644
100,000	FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	92,630
100,000	FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	101,821
	TOTAL	562,554
	Non-Agency Commercial Mortgage-Backed Security— 4.3%
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	976,224
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,583,654)	1,538,778
	MORTGAGE-BACKED SECURITIES— 5.1%
	Federal Home Loan Mortgage Corporation— 1.3%
95,113	2.500%, 6/1/2037	86,487
250,000	2.500%, 12/1/2051	206,661
	TOTAL	293,148
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2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— 2.9%
$ 138,586		2.000%, 6/1/2037	$ 122,824
232,828		2.000%, 2/1/2052	184,385
250,000		3.000%, 6/1/2052	215,402
147,579		5.500%, 10/1/2053	147,223
		TOTAL	669,834
		Government National Mortgage Association— 0.9%
196,527		5.500%, 8/20/2053	196,374
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,155,143)	1,159,356
		ASSET-BACKED SECURITIES— 2.1%
		Auto Receivables— 0.2%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	47,763
		Single Family Rental Securities— 1.9%
115,000		Progress Residential Trust 2021-SFR7, Class E2, 2.640%, 8/17/2040	97,282
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	88,813
150,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	138,608
100,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/1/2041	90,775
		TOTAL	415,478
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $460,021)	463,241
		AGENCY RISK TRANSFER SECURITY— 0.5%
100,000	[1]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.420% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	104,869
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.4%
		Federal National Mortgage Association— 0.0%
9,734		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	9,864
		Non-Agency Mortgage-Backed Securities— 0.4%
90,120		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	89,888
2,755	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	2
		TOTAL	89,890
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $102,436)	99,754
	[1]	ADJUSTABLE RATE MORTGAGES— 0.2%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
12,843		5.965%, 7/1/2035	13,089
		Federal National Mortgage Association ARM— 0.2%
40,982		6.550%, 2/1/2036	41,533
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $53,905)	54,622
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— 53.5%
535,920	Federated Hermes Corporate Bond Strategy Portfolio	$ 5,353,840
1,207,308	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3]	1,207,308
668,082	Mortgage Core Fund	5,518,359
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,902,233)	12,079,507
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $23,770,783)[4]	22,497,694
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	82,074
	TOTAL NET ASSETS—100%	$22,579,768
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$240,875	June 2024	$3,125
United States Treasury Notes 2-Year Long Futures	3	$613,453	June 2024	$(457)
United States Treasury Notes 5-Year Long Futures	7	$749,110	June 2024	$1,351
United States Treasury Notes 10-Year Long Futures	5	$553,984	June 2024	$2,983
United States Treasury Notes 10-Year Ultra Long Futures	3	$343,828	June 2024	$2,424
Short Futures:
United States Treasury Ultra Bond Short Futures	1	$129,000	June 2024	$(1,276)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,150
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2023	$2,493,886	$705,352	$2,996,824	$6,196,062
Purchases at Cost	$3,495,000	$15,425,502	$3,340,839	$22,261,341
Proceeds from Sales	$(775,000)	$(14,923,546)	$(950,000)	$(16,648,546)
Change in Unrealized Appreciation/Depreciation	$138,814	$—	$107,673	$246,487
Net Realized Gain/(Loss)	$1,140	$—	$23,023	$24,163
Value as of 3/31/2024	$5,353,840	$1,207,308	$5,518,359	$12,079,507
Shares Held as of 3/31/2024	535,920	1,207,308	668,082	2,411,310
Dividend Income	$69,617	$19,070	$90,839	$179,526

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$6,997,567	$—	$6,997,567
Commercial Mortgage-Backed Securities	—	1,538,778	—	1,538,778
Mortgage-Backed Securities	—	1,159,356	—	1,159,356
Asset-Backed Securities	—	463,241	—	463,241
Agency Risk Transfer Security	—	104,869	—	104,869
Collateralized Mortgage Obligations	—	99,754	—	99,754
Adjustable Rate Mortgages	—	54,622	—	54,622
Investment Companies	12,079,507	—	—	12,079,507
TOTAL SECURITIES	$12,079,507	$10,418,187	$—	$22,497,694
Other Financial Instruments:[1]
Assets	$9,883	$—	$—	$9,883
Liabilities	(1,733)	—	—	(1,733)
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,150	$—	$—	$8,150

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.83	$8.09	$9.87	$9.77	$9.63	$9.25
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.27	0.17	0.12	0.17	0.23
Net realized and unrealized gain (loss)	0.32	(0.27)	(1.64)	0.17	0.20	0.39
Total From Investment Operations	0.48	—	(1.47)	0.29	0.37	0.62
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.31)	(0.19)	(0.23)	(0.24)
Net Asset Value, End of Period	$8.17	$7.83	$8.09	$9.87	$9.77	$9.63
Total Return[3]	6.15%	(0.05)%	(15.17)%	2.94%	3.89%	6.82%
Ratios to Average Net Assets:
Net expenses[4]	0.58%[5]	0.58%	0.58%	0.62%	0.66%	0.80%
Net investment income	4.10%[5]	3.24%	1.88%	1.24%	1.75%	2.46%
Expense waiver/reimbursement[6]	2.41%[5]	2.76%	2.18%	1.47%	1.11%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,155	$1,925	$1,671	$2,521	$4,534	$4,540
Portfolio turnover[7]	30%	41%	131%	216%	333%	391%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	24%	37%	68%	82%	203%	186%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.84	$8.10	$9.88	$9.78	$9.63	$9.25
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.28	0.19	0.15	0.21	0.26
Net realized and unrealized gain (loss)	0.32	(0.26)	(1.64)	0.16	0.20	0.39
Total From Investment Operations	0.48	0.02	(1.45)	0.31	0.41	0.65
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.33)	(0.21)	(0.26)	(0.27)
Net Asset Value, End of Period	$8.17	$7.84	$8.10	$9.88	$9.78	$9.63
Total Return[2]	6.15%	0.21%	(14.94)%	3.23%	4.30%	7.14%
Ratios to Average Net Assets:
Net expenses[3]	0.33%[4]	0.33%	0.33%	0.33%	0.37%	0.50%
Net investment income	3.88%[4]	3.48%	2.10%	1.53%	2.15%	2.75%
Expense waiver/reimbursement[5]	2.04%[4]	2.75%	2.12%	1.34%	0.84%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,425	$8,930	$9,742	$17,173	$22,347	$44,841
Portfolio turnover[6]	30%	41%	131%	216%	333%	391%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	24%	37%	68%	82%	203%	186%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
March 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $12,079,507 of investments in affiliated holdings* (identified cost $23,770,783, including $12,902,233 of identified cost in affiliated holdings)	$22,497,694
Income receivable	85,637
Income receivable from affiliated holdings	39,528
Receivable for investments sold	63
Receivable for shares sold	25,884
Prepaid expenses	32,389
Total Assets	22,681,195
Liabilities:
Payable for investments purchased	20,846
Payable for shares redeemed	14,359
Payable for variation margin on futures contracts	1,737
Income distribution payable	10,795
Payable to adviser (Note 5)	2,103
Payable for administrative fee (Note 5)	191
Payable for legal fees	4,140
Payable for transfer agent fees (Note 2)	3,620
Payable for portfolio accounting fees	39,541
Payable for other service fees (Notes 2 and 5)	246
Accrued expenses (Note 5)	3,849
Total Liabilities	101,427
Net assets for 2,762,450 shares outstanding	$22,579,768
Net Assets Consist of:
Paid-in capital	$26,995,117
Total distributable earnings (loss)	(4,415,349)
Total Net Assets	$22,579,768
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,155,131 ÷ 141,471), $0.001 par value, 500,000,000 shares authorized	$8.17
Offering price per share (100/95.50 of $8.17)	$8.55
Redemption proceeds per share	$8.17
Institutional Shares:
Net asset value per share ($21,424,637 ÷ 2,620,979), $0.001 par value, 1,000,000,000 shares authorized	$8.17
Offering price per share	$8.17
Redemption proceeds per share	$8.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended March 31, 2024 (unaudited)

Investment Income:
Dividends (including $179,526 received from affiliated holdings*)	$160,456
Interest	139,835
TOTAL INCOME	300,291
Expenses:
Investment adviser fee (Note 5)	24,659
Administrative fee (Note 5)	5,941
Custodian fees	4,776
Transfer agent fees (Note 2)	7,160
Directors’/Trustees’ fees (Note 5)	1,191
Auditing fees	18,759
Legal fees	5,645
Portfolio accounting fees	58,958
Other service fees (Notes 2 and 5)	1,770
Share registration costs	29,736
Printing and postage	9,933
Miscellaneous (Note 5)	3,373
TOTAL EXPENSES	171,901
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(24,659)
Reimbursements of other operating expenses (Notes 2 and 5)	(121,872)
TOTAL WAIVERS AND REIMBURSEMENTS	(146,531)
Net expenses	25,370
Net investment income	274,921
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $24,163 on sales of investments in affiliated holdings*)	(111,347)
Net realized loss on futures contracts	(9,197)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $246,487 on investments in affiliated holdings*)	529,867
Net change in unrealized depreciation of futures contracts	27,057
Net realized and unrealized gain (loss) on investments and futures contracts	436,380
Change in net assets resulting from operations	$711,301

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2024	Year Ended 9/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$274,921	$363,040
Net realized gain (loss)	(120,544)	(303,511)
Net change in unrealized appreciation/depreciation	556,924	(65,967)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	711,301	(6,438)
Distributions to Shareholders:
Class A Shares	(24,814)	(68,022)
Institutional Shares	(234,855)	(294,324)
Class R6 Shares[1]	—	(21)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(259,669)	(362,367)
Share Transactions:
Proceeds from sale of shares	13,772,920	4,040,207
Net asset value of shares issued to shareholders in payment of distributions declared	205,593	248,169
Cost of shares redeemed	(2,706,578)	(4,476,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,271,935	(188,346)
Change in net assets	11,723,567	(557,151)
Net Assets:
Beginning of period	10,856,201	11,413,352
End of period	$22,579,768	$10,856,201

1	Class R6 Shares were liquidated on October 27, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
March 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On October 27, 2023, the Fund’s Class R6 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
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committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
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NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $146,531 is disclosed in various locations in this Note 2 and in Note 5.
Transfer Agent Fees
For the six months ended March 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$939	$(438)
Institutional Shares	6,221	(2,309)
TOTAL	$7,160	$(2,747)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,770
For the six months ended March 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and
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penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,807,906 and $124,848, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2024, the Fund had no outstanding purchased or written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(8,150)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(9,197)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$27,057
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,863	$15,090	134,951	$1,118,997
Shares issued to shareholders in payment of distributions declared	2,609	21,017	6,395	52,123
Shares redeemed	(108,896)	(887,660)	(102,022)	(830,908)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(104,424)	$(851,553)	39,324	$340,212
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	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,683,038	$13,757,830	359,695	$2,919,735
Shares issued to shareholders in payment of distributions declared	22,756	184,576	24,077	196,029
Shares redeemed	(224,385)	(1,817,436)	(447,494)	(3,645,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,481,409	$12,124,970	(63,722)	$(530,050)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	181	$1,475
Shares issued to shareholders in payment of distributions declared	—	—	2	17
Shares redeemed	(193)	(1,482)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(193)	$(1,482)	183	$1,492
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,376,792	$11,271,935	(24,215)	$(188,346)

1	Class R6 Shares were liquidated on October 27, 2023.
4. FEDERAL TAX INFORMATION
At March 31, 2024, the cost of investments for federal tax purposes was $23,770,783. The net unrealized depreciation of investments for federal tax purposes was $1,264,939. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $45,779 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,310,718. The amounts presented are inclusive of derivative contracts.
As of September 30, 2023, the Fund had a capital loss carryforward of $3,038,314 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,410,025	$628,289	$3,038,314
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2024, the Adviser voluntarily waived $24,391 of its fee. In addition, the Adviser voluntarily reimbursed $2,747 and $119,125 of transfer agent fees and other operating expenses, respectively.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2024, the Adviser reimbursed $268.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
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Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2024, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2024, FSSC received $114 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58% and 0.33% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2024, were as follows:
Purchases	$6,924,962
Sales	$1,735,105
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
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is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the six months ended March 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the six months ended March 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,061.50	$2.99
Institutional Shares	$1,000	$1,061.50	$1.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.10	$2.93
Institutional Shares	$1,000	$1,023.35	$1.67

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.58%
Institutional Shares	0.33%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through
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distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Core Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Core Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
G02367-01 (5/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2023 through March 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	42.3%
Corporate Bonds	26.7%
Collateralized Mortgage Obligations	10.7%
U.S. Treasury Securities	5.9%
Commercial Mortgage-Backed Securities	2.6%
Mortgage-Backed Securities[3]	1.7%
Non-Agency Mortgage-Backed Securities	1.5%
Agency Risk Transfer Securities	0.8%
Adjustable Rate Mortgages[4]	0.0%
High Yield Bond Core Fund	1.5%
Securities Lending Collateral[4,5]	0.0%
Cash Equivalents[6]	16.1%
Other Assets and Liabilities—Net[7]	(9.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 42.3%
	Auto Receivables— 25.2%
$ 4,000,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,002,992
2,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,508,237
4,000,000	Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/15/2034	3,984,378
3,000,000	Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	3,007,751
3,500,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,508,879
2,106,711	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,103,753
1,146,335	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,132,124
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,180,162
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,829,948
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	25,550,955
18,800,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,067,777
2,750,000	ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,661,235
2,546,000	ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,450,029
6,225,000	ARI Fleet Lease Trust 2024-A, Class A2, 5.600%, 11/15/2032	6,213,916
1,310,000	ARI Fleet Lease Trust 2024-A, Class B, 5.750%, 11/15/2032	1,308,486
3,000,000	Bayview Opportunity Master Fun 2024-CAR1, Class C, 2.000% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	3,000,000
750,000	Bayview Opportunity Master Fun 2024-CAR1, Class D, 2.750% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	750,000
1,500,000	Bayview Opportunity Master Fun 2024-CAR1, Class E, 5.000% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	1,500,000
3,650,000	BOF URSA FUNDING 2024-SN1A, Class C, 5.830%, 12/15/2028	3,662,355
4,650,000	BOF URSA FUNDING 2024-SN1A, Class D, 6.360%, 7/16/2029	4,673,398
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	762,681
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,671,691
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,247,127
5,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	4,982,386
3,500,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,502,915
3,500,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,513,520
474,242	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	468,884
347,778	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	344,696
1,744,717	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	1,709,966
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 875,043	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	$ 858,001
778,412	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	762,921
429,469	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	422,686
4,164,059	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	4,042,304
1,088,334	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	1,055,108
492,116	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	479,723
232,657	Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	232,074
1,840,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,831,899
4,838,000	Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,798,722
1,350,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,335,840
5,300,000	Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,167,168
2,000,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,947,607
2,550,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,450,569
1,000,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,000,179
750,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	740,484
1,750,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,724,048
3,000,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,005,723
4,500,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,507,840
6,200,331	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	6,151,570
14,500,000	Drive Auto Receivables Trust 2024-1, Class C, 5.770%, 11/17/2031	14,515,292
7,869,356	Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	7,752,288
9,472,841	Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	9,353,617
2,079,112	Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	2,057,373
16,900,000	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	16,874,062
12,000,000	Enterprise Fleet Financing, LLC 2023-3, Class A2, 144A, 6.400%, 3/20/2030	12,194,326
7,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,162,986
2,565,000	Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,445,490
2,320,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,321,069
4,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,071,437
14,000,000	Ford Credit Floorplan Master Owner 2023-1, Class B, 5.310%, 5/15/2028	13,918,266
10,000,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	9,919,045
13,000,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,137,720
2,650,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,637,722
7,000,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	6,961,219
6,750,000	General Motors 2024-1A, Class A2, 6.418%, 3/15/2029	6,764,080
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	$ 3,312,200
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,979,775
892,127		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	885,660
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,610,184
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,321,446
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,241,635
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	5,985,036
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.600%, 8/16/2029	2,239,912
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,599,329
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,000,219
1,800,000		GreenState Auto Receivables Trust, Class SUB, 6.500%, 6/15/2032	1,800,527
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - B, Class B, 6.070%, 5/15/2028	12,024,593
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,090,836
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,039,812
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,705,389
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,954,679
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 6.418% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,789,654
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	19,719,285
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 6.368% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,686,266
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 6.218% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,032,980
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.989% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,029,763
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,275,097
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,548,876
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	790,480
1,553,718		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	1,527,133
1,290,338		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,283,611
798,598		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	793,207
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 1,197,897	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	$ 1,190,074
931,698	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	925,363
435,471	Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	433,988
3,050,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,004,178
1,500,000	Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,406,248
1,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,647,135
1,650,493	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	1,629,634
5,148,468	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	5,131,325
9,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	8,675,645
6,150,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,046,453
3,600,000	Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,599,097
36,184,831	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	36,059,865
9,502,628	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	9,476,358
55,825,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	55,659,889
52,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	51,415,112
6,000,000	SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,024,753
4,225,000	SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,240,637
6,500,000	SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,520,930
5,500,000	SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,493,477
6,950,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	6,929,752
4,000,000	SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,018,077
16,000,000	Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,780,857
6,000,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,897,329
13,500,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	13,611,226
10,000,000	Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,126,309
6,850,000	Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,859,585
5,115,014	U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	5,149,211
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	$ 2,580,508
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,601,205
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,785,470
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,626,511
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,793,920
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,287,371
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,668,585
		TOTAL	730,464,360
		Credit Card— 5.4%
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.218% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,073,763
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,975,042
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	6,106,805
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	3,002,505
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,978,812
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,557,144
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	4,989,504
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,978,635
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/17/2029	8,116,429
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,228,894
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,821,943
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,614,827
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,417,347
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,929,347
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,907,048
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,921,391
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,566,530
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,701,259
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,155,631
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,102,657
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,691,759
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,113,501
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,737,186
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,483,574
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	6,936,879
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	$ 3,196,912
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	6,527,874
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	6,017,554
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	2,991,093
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	2,492,404
		TOTAL	156,334,249
		Equipment Lease— 3.2%
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,196,505
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,710,785
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,241,344
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,484,614
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,491,268
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,081,066
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,544,849
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,524,449
2,093,023		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	2,087,928
6,700,000		DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	6,670,983
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,513,520
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	3,919,991
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	2,931,223
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,689,134
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,221,654
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,705,846
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,029,389
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	7,719,711
6,715,562		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	6,718,354
		TOTAL	93,482,613
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 6.183% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,674
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,674
		Manufactured Housing— 0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,616
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— 2.0%
$ 10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	$ 10,884,021
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,423,136
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 6.968% (30-DAY AVERAGE SOFR +1.650%), 8/16/2027	10,526,163
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 6.618% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,473
1,587,092		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,528,373
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	5,966,517
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,092,312
7,250,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,226,183
		TOTAL	58,263,178
		Student Loans— 6.5%
1,616,620	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.114% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,607,093
4,362,496	[1]	Navient Student Loan Trust 2019-D, Class A2B, 6.489% (CME Term SOFR 1 Month +1.164%), 12/15/2059	4,367,594
7,789,958		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	7,025,032
5,749,229		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	5,259,183
13,579,803		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	11,892,562
39,762,940		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	34,961,276
30,371,418		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	26,739,750
35,026,618		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	29,995,932
2,854,435	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 7.018% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	2,886,072
5,668,607	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 6.183% (CME Term SOFR 1 Month +0.854%), 4/20/2062	5,631,778
34,491,007	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.133% (CME Term SOFR 1 Month +0.804%), 4/20/2062	34,160,269
7,181,087	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 6.039% (CME Term SOFR 1 Month +0.714%), 3/17/2053	7,059,746
18,047,074	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 6.069% (CME Term SOFR 1 Month +0.744%), 2/15/2051	17,760,806
		TOTAL	189,347,093
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,253,868,917)	1,227,921,783
		CORPORATE BONDS— 26.7%
		Communications - Cable & Satellite— 1.0%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,850,848
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Cable & Satellite— continued
$ 25,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 6.205% (CME Term SOFR 3 Month +0.891%), 4/15/2024	$ 25,831,906
		TOTAL	29,682,754
		Communications - Media & Entertainment— 0.3%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,540,155
		Communications - Telecom Wireless— 0.3%
7,985,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.800%, 7/15/2028	7,922,219
		Communications - Telecom Wirelines— 1.2%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	9,994,877
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 6.153% (SOFR +0.790%), 3/20/2026	25,151,864
		TOTAL	35,146,741
		Consumer Cyclical - Automotive— 4.2%
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.111% (SOFR +0.750%), 12/13/2024	20,071,967
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	19,014,479
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.968% (SOFR +0.620%), 10/15/2024	20,000,733
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.397% (SOFR +1.040%), 2/26/2027	9,985,461
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	7,995,053
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,013,148
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,071,523
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.672% (SOFR +1.320%), 11/3/2025	6,044,217
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,707,495
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.668% (SOFR +0.320%), 1/13/2025	10,014,361
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 6.192% (SOFR +0.830%), 3/20/2026	10,009,183
		TOTAL	121,927,620
		Consumer Cyclical - Retailers— 0.1%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,658,183
		Consumer Non-Cyclical - Food/Beverage— 0.3%
2,335,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,316,322
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,126,494
		TOTAL	8,442,816
		Consumer Non-Cyclical - Health Care— 0.3%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,329,874
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Health Care— continued
$ 4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	$ 4,614,979
		TOTAL	7,944,853
		Consumer Non-Cyclical - Pharmaceuticals— 0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,449,259
		Energy - Midstream— 0.3%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,857,014
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,950,856
		TOTAL	8,807,870
		Financial Institution - Banking— 13.1%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 6.002% (SOFR +0.650%), 11/4/2026	21,580,187
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.955% (SOFR +0.600%), 2/18/2025	6,397,561
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 6.321% (SOFR +0.970%), 7/22/2027	15,061,085
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 6.375% (SOFR +1.020%), 8/18/2026	5,057,815
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.982% (SOFR +0.620%), 9/15/2026	9,995,905
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.551% (SOFR +0.200%), 10/25/2024	9,997,260
15,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.162% (SOFR +0.810%), 1/27/2027	14,988,714
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.972% (SOFR +0.610%), 9/15/2026	20,035,543
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.770% (SOFR +0.420%), 10/18/2024	25,022,142
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.021% (SOFR +0.669%), 5/1/2025	10,004,334
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.045% (SOFR +0.694%), 1/25/2026	7,705,265
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.131% (SOFR +0.770%), 6/9/2027	14,975,973
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.637% (SOFR +1.280%), 2/24/2028	8,054,951
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,766,405
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,633,082
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.747% (SOFR +0.400%), 7/7/2025	25,999,040
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.270% (SOFR +0.920%), 10/21/2027	12,288,251
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.477% (SOFR +1.120%), 2/24/2028	9,419,868
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 6.150% (SOFR +0.790%), 12/9/2026	10,022,960
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.894% (SOFR +0.535%), 6/1/2025	$ 8,006,370
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.960% (SOFR +0.600%), 12/10/2025	20,024,590
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.129% (SOFR +0.765%), 9/22/2027	12,500,633
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 6.427% (SOFR +1.080%), 1/14/2028	6,078,022
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 5.842% (SOFR +0.490%), 8/6/2024	16,008,665
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.883% (SOFR +0.530%), 8/12/2024	2,000,660
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.125% (SOFR +0.760%), 9/29/2026	8,962,083
5,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	4,955,076
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,980,279
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 5.711% (SOFR +0.360%), 7/29/2024	10,002,475
4,500,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 6.300%, 1/19/2027	4,536,719
22,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.760% (SOFR +0.400%), 6/9/2025	21,949,513
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.803% (SOFR +0.450%), 8/9/2024	10,005,928
6,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, 4.811%, 1/15/2026	5,971,506
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 6.055% (SOFR +0.710%), 1/15/2026	5,019,850
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 6.431% (SOFR +1.070%), 12/11/2026	6,089,605
		TOTAL	380,098,315
		Financial Institution - Finance Companies— 0.5%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,096,514
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	6,959,112
		TOTAL	14,055,626
		Financial Institution - Insurance - Life— 1.8%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,009,024
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,002,760
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.678% (SOFR +0.330%), 1/14/2025	20,012,517
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.751% (SOFR +0.400%), 1/27/2025	$ 20,022,306
		TOTAL	51,046,607
		Financial Institution - Insurance - P&C— 0.1%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,528,529
		Technology— 0.5%
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,463,317
		Transportation - Railroads— 0.1%
2,760,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,757,862
		Transportation - Services— 0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	1,987,426
		Utility - Electric— 1.8%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,546,023
4,688,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 6.003% (SOFR +0.650%), 5/13/2024	4,688,582
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,435,498
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.665% (SOFR +0.300%), 6/28/2024	15,296,764
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.680% (SOFR +0.330%), 10/18/2024	25,803,940
		TOTAL	53,770,807
		Utility - Natural Gas— 0.6%
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,584,308
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,133,939
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,032,958
		TOTAL	17,751,205
		TOTAL CORPORATE BONDS (IDENTIFIED COST $771,742,776)	773,982,164
		COLLATERALIZED MORTGAGE OBLIGATIONS— 12.2%
		Federal Home Loan Mortgage Corporation— 8.2%
714,689		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.833% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	709,277
35,931		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.733% (30-DAY AVERAGE SOFR +0.414%), 4/15/2035	35,875
498,766		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.953% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	493,499
123,404		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.893% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	122,088
502,399		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.843% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	496,190
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
	Federal Home Loan Mortgage Corporation— continued
$ 201,464	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.813% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	$ 199,224
104,058	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.918% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	102,839
147,519	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.733% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	144,427
175,590	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.833% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	172,891
48,850	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.833% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	48,166
32,677	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.883% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	32,175
713,943	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 6.033% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	706,480
608,111	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.853% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	599,705
68,030	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 6.183% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	67,868
201,360	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 6.343% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	202,055
2,101,149	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.763% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	2,090,937
930,371	Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.783% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	912,337
946,265	Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.833% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	931,421
1,700,338	Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.783% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,644,972
12,682,279	Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.834% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	12,457,458
3,896,467	Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.834% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,842,154
18,151,192	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.884% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	17,749,670
14,585,992	Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.784% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	14,349,693
29,002,384	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.884% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	27,860,407
6,951,923	Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 5.570% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,538,278
25,000,000	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	24,828,827
6,932,952	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.904% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,905,852
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 549,474		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.784% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	$ 545,863
12,794,158		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.764% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	12,700,596
7,700,765		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.764% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	7,661,360
7,811,717		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.714% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	7,792,359
14,646,540		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.734% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	14,572,017
28,071,500		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.694% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	27,945,740
12,106,393		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.694% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	12,062,096
18,344,890		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 5.604% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,265,521
13,530,146		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 5.499% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	13,421,105
46,229		Federal Home Loan Mortgage Corp., Class FE, 5.833% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	45,521
		TOTAL	239,256,943
	[1]	Federal National Mortgage Association— 2.4%
61,716		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 6.433% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	61,995
140,291		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.864% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	138,924
732,679		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.834% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	722,710
165,390		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.784% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	163,309
527,067		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.784% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	519,058
215,825		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 5.734% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	212,115
365,364		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.654% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	361,805
2,462,525		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 5.664% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	2,411,859
268,903		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.894% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	265,773
150,274		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.884% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	148,281
72,483		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 6.434% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	72,859
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
	[1]	Federal National Mortgage Association— continued
$ 178,712		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 6.284% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	$ 178,990
4,579,551		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.834% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	4,529,849
1,647,292		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.784% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,607,745
17,072,732		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 5.734% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	16,816,194
1,230,645		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.834% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,210,090
5,981,842		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.834% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,784,082
10,079,416		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 5.734% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	9,653,769
25,000,000		REMIC, Series 2024-22 Class FA, 6.500% (30-DAY AVERAGE SOFR + 0.90%), 4/30/2054	24,921,875
9,325		Federal National Mortgage Association, Class FB, 5.934% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	9,259
		TOTAL	69,790,541
	[1]	Government National Mortgage Association— 0.1%
1,750,541		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.794% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,745,270
856,519		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.984% (CME Term SOFR 1 Month +0.654%), 7/20/2063	855,838
588,331		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.994% (CME Term SOFR 1 Month +0.664%), 7/20/2063	588,048
		TOTAL	3,189,156
		Non-Agency Mortgage-Backed Securities— 1.5%
7,083,117		BRASS PLC, Class A1, 0.669%, 4/16/2069	6,926,339
23,430,678		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	23,325,624
77,437	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 6.543% (CME Term SOFR 1 Month +1.214%), 11/20/2035	60,040
38,777	[1]	Impac CMB Trust 2004-7, Class 1A2, 6.363% (CME Term SOFR 1 Month +1.034%), 11/25/2034	37,999
81,237	[1]	Impac CMB Trust 2004-9, Class 1A2, 6.323% (CME Term SOFR 1 Month +0.994%), 1/25/2035	78,454
12,024,312	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.971% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,273,631
102,159	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 6.139% (CME Term SOFR 1 Month +0.814%), 11/15/2031	96,552
435,271		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	360,334
180,215	[1]	Washington Mutual 2006-AR1, Class 2A1B, 6.159% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	165,089
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$ 320,473	[1]	Washington Mutual 2006-AR15, Class 1A, 5.929% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	$ 284,771
168,217	[1]	Washington Mutual 2006-AR17, Class 1A, 4.399% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	141,033
		TOTAL	42,749,866
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $361,273,643)	354,986,506
		U.S. TREASURY— 5.9%
	[1]	U.S. Treasury Notes— 5.9%
170,000,000		United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.037%), 4/2/2024 (IDENTIFIED COST $169,994,539)	169,974,500
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.6%
		Commercial Mortgage— 2.6%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.872% (CME Term SOFR 1 Month +1.547%), 7/15/2035	19,901,596
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	37,096,500
18,000,000	[1]	ORL Trust 2023-GLKS, Class A, 7.675% (CME Term SOFR 1 Month +2.350%), 10/15/2028	18,067,495
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $77,049,616)	75,065,591
		MORTGAGE-BACKED SECURITIES— 1.7%
		Federal National Mortgage Association— 0.0%
289,396		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	301,879
	[3]	Uniform Mortgage-Backed Securities, TBA— 1.7%
25,000,000		Federal National Mortgage Association,TBA, 5.500%, 4/1/2054	24,879,883
25,000,000		Federal National Mortgage Association,TBA, 6.000%, 4/1/2054	25,237,305
		TOTAL	50,117,188
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,441,688)	50,419,067
	[1]	AGENCY RISK TRANSFER SECURITIES— 0.8%
11,000,000		FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,274,813
12,000,000		FNMA - CAS, Series 2023-R05, Class 1M2, 8.420% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,584,233
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,859,046
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
281,367		FNMA ARM, 4.373%, 8/1/2033	274,657
14,089		FNMA ARM, 4.821%, 4/1/2030	13,895
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association— continued
$ 248,562		FNMA ARM, 4.934%, 7/1/2034	$ 244,281
30,222		FNMA ARM, 6.481%, 5/1/2040	30,157
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $581,689)	562,990
		INVESTMENT COMPANIES— 17.6%
102,250		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4]	102,250
468,092,388		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[4]	468,139,197
7,841,780		High Yield Bond Core Fund	43,600,299
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $511,625,946)	511,841,746
		TOTAL INVESTMENT IN SECURITIES—109.8% (IDENTIFIED COST $3,219,578,814)[5]	3,188,613,393
		OTHER ASSETS AND LIABILITIES - NET—(9.8)%[6]	(284,020,566)
		TOTAL NET ASSETS—100%	$2,904,592,827
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Affiliates	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$13,509,767	$297,504	$(13,810,840)
Federated Hermes Government Obligations Fund, Premier Shares*	$5,112,500	$121,413,120	$(126,423,370)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$96,509,951	$1,058,173,209	$(686,544,364)
High Yield Bond Core Fund	$—	$43,356,507	$—
TOTAL OF AFFILIATED TRANSACTIONS	$115,132,218	$1,223,240,340	$(826,778,574)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income
$2,213,632	$(2,210,063)	$—	—	$302,114
$—	$—	$102,250	102,250	$209,776
$(27,552)	$27,953	$468,139,197	468,092,388	$3,099,852
$243,792	$—	$43,600,299	7,841,780	$607,089
$2,429,872	$(2,182,110)	$511,841,746	476,036,418	$4,218,831

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,227,921,783	$0	$1,227,921,783
Corporate Bonds	—	773,982,164	—	773,982,164
Collateralized Mortgage Obligations	—	354,986,506	—	354,986,506
U.S. Treasury	—	169,974,500	—	169,974,500
Commercial Mortgage-Backed Securities	—	75,065,591	—	75,065,591
Mortgage-Backed Securities	—	50,419,067	—	50,419,067
Agency Risk Transfer Securities	—	23,859,046	—	23,859,046
Adjustable Rate Mortgages	—	562,990	—	562,990
Investment Companies	511,841,746	—	—	511,841,746
TOTAL SECURITIES	$511,841,746	$2,676,771,647	$0	$3,188,613,393

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.09	$8.96	$9.22	$9.19	$9.16	$9.10
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.24	0.08	0.06	0.15	0.19
Net realized and unrealized gain (loss)	0.12	0.14	(0.26)	0.04	0.03	0.06
Total From Investment Operations	0.31	0.38	(0.18)	0.10	0.18	0.25
Less Distributions:
Distributions from net investment income	(0.19)	(0.25)	(0.08)	(0.07)	(0.15)	(0.19)
Net Asset Value, End of Period	$9.21	$9.09	$8.96	$9.22	$9.19	$9.16
Total Return[2]	3.41%	4.35%	(1.96)%	1.07%	2.03%	2.79%
Ratios to Average Net Assets:
Net expenses[3]	0.51%[4]	0.51%	0.51%	0.51%	0.56%	0.91%
Net investment income	4.09%[4]	2.65%	0.82%	0.69%	1.65%	2.10%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.09%	0.10%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$311,856	$345,077	$792,306	$1,604,459	$664,369	$318,992
Portfolio turnover[6]	21%	12%	16%	26%	47%	36%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15	$9.09
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.25	0.09	0.08	0.17	0.24
Net realized and unrealized gain (loss)	0.13	0.14	(0.26)	0.03	0.04	0.06
Total From Investment Operations	0.32	0.39	(0.17)	0.11	0.21	0.30
Less Distributions:
Distributions from net investment income	(0.19)	(0.27)	(0.09)	(0.08)	(0.17)	(0.24)
Net Asset Value, End of Period	$9.21	$9.08	$8.96	$9.22	$9.19	$9.15
Total Return[2]	3.60%	4.39%	(1.82)%	1.22%	2.36%	3.36%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.24%[4]	2.83%	0.99%	0.85%	1.91%	2.65%
Expense waiver/ reimbursement[5]	0.08%[4]	0.08%	0.07%	0.08%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,716,338	$2,144,885	$4,161,788	$6,845,790	$3,669,765	$3,248,715
Portfolio turnover[6]	21%	12%	16%	26%	47%	36%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15	$9.10
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.25	0.08	0.06	0.16	0.21
Net realized and unrealized gain (loss)	0.13	0.13	(0.26)	0.04	0.04	0.04
Total From Investment Operations	0.32	0.38	(0.18)	0.10	0.20	0.25
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.08)	(0.07)	(0.16)	(0.20)
Net Asset Value, End of Period	$9.21	$9.08	$8.96	$9.22	$9.19	$9.15
Total Return[2]	3.54%	4.29%	(1.91)%	1.12%	2.20%	2.78%
Ratios to Average Net Assets:
Net expenses[3]	0.46%[4]	0.46%	0.46%	0.46%	0.56%	0.81%
Net investment income	4.15%[4]	2.80%	0.94%	0.76%	1.80%	2.20%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.06%	0.09%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,694	$13,286	$15,180	$16,322	$17,458	$74,205
Portfolio turnover[6]	21%	12%	16%	26%	47%	36%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,				Period Ended 9/30/2019[1]
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)[2]	0.20	0.26	0.10	0.08	0.16	0.08
Net realized and unrealized gain (loss)	0.12	0.13	(0.27)	0.03	0.05	0.03
Total From Investment Operations	0.32	0.39	(0.17)	0.11	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.19)	(0.27)	(0.09)	(0.08)	(0.17)	(0.08)
Net Asset Value, End of Period	$9.21	$9.08	$8.96	$9.22	$9.19	$9.15
Total Return[3]	3.60%	4.40%	(1.81)%	1.23%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%[5]	0.35%	0.35%	0.35%	0.35%	0.35%[5]
Net investment income	4.27%[5]	2.86%	1.04%	0.85%	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.05%[5]	0.05%	0.04%	0.05%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$863,705	$437,282	$744,800	$805,078	$313,440	$30,911
Portfolio turnover[7]	21%	12%	16%	26%	47%	36%[8]

1	Reflects operations for the period from May 29, 2019 (commencement of operations) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $100,025 of securities loaned and $511,841,746 of investments in affiliated holdings* (identified cost $3,219,578,814, including $511,625,946 of identified cost in affiliated holdings)	$3,188,613,393
Cash	108,751
Income receivable	11,234,262
Income receivable from affiliated holdings	1,113,023
Receivable for shares sold	4,120,979
Total Assets	3,205,190,408
Liabilities:
Payable for investments purchased	292,025,598
Payable for shares redeemed	6,075,208
Payable for collateral due to broker for securities lending (Note 2)	102,250
Income distribution payable	1,884,115
Payable for investment adviser fee (Note 5)	77,136
Payable for administrative fee (Note 5)	24,587
Payable for Directors’/Trustees’ fees (Note 5)	307
Payable for other service fees (Notes 2 and 5)	39,125
Accrued expenses (Note 5)	369,255
Total Liabilities	300,597,581
Net assets for 315,484,200 shares outstanding	$2,904,592,827
Net Assets Consist of:
Paid-in capital	$3,036,585,602
Total distributable earnings (loss)	(131,992,775)
Total Net Assets	$2,904,592,827
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($311,856,281 ÷ 33,852,244) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.21
Institutional Shares:
Net asset value per share ($1,716,337,850 ÷ 186,425,292) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.21
Service Shares:
Net asset value per share ($12,694,175 ÷ 1,378,284) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.21
Class R6 Shares:
Net asset value per share ($863,704,521 ÷ 93,828,380) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.21

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2024 (unaudited)

Investment Income:
Interest	$58,425,016
Dividends received from affiliated holdings*	4,009,055
Net income on securities loaned (includes $209,776 earned from affiliated holdings related to cash collateral balances) (Note 2)	11,486
TOTAL INCOME	62,445,557
Expenses:
Investment adviser fee (Note 5)	3,930,194
Administrative fee (Note 5)	1,056,164
Custodian fees	44,595
Transfer agent fees (Note 2)	700,669
Directors’/Trustees’ fees (Note 5)	8,497
Auditing fees	19,353
Legal fees	5,648
Portfolio accounting fees	111,421
Other service fees (Notes 2 and 5)	251,566
Share registration costs	63,080
Printing and postage	53,496
Miscellaneous (Note 5)	23,586
TOTAL EXPENSES	6,268,269
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(649,407)
Reimbursement of other operating expenses (Notes 2 and 5)	(448,626)
TOTAL WAIVER AND REIMBURSEMENTS	(1,098,033)
Net expenses	5,170,236
Net investment income	57,275,321
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(2,182,110) on sales of investments in affiliated holdings*)	(12,779,215)
Net realized loss on futures contracts	(209,073)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $2,429,872 on investments in affiliated holdings*)	50,104,445
Net realized and unrealized gain (loss) on investments and futures contracts	37,116,157
Change in net assets resulting from operations	$94,391,478

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2024	Year Ended 9/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,275,321	$108,719,731
Net realized gain (loss)	(12,988,288)	(80,417,817)
Net change in unrealized appreciation/depreciation	50,104,445	129,530,011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	94,391,478	157,831,925
Distributions to Shareholders:
Class A Shares	(6,671,800)	(13,684,970)
Institutional Shares	(38,830,247)	(80,360,983)
Service Shares	(269,745)	(398,798)
Class R6 Shares	(11,358,662)	(15,956,251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,130,454)	(110,401,002)
Share Transactions:
Proceeds from sale of shares	820,530,533	950,868,338
Net asset value of shares issued to shareholders in payment of distributions declared	45,291,747	83,099,312
Cost of shares redeemed	(939,020,984)	(3,854,942,553)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,198,704)	(2,820,974,903)
Change in net assets	(35,937,680)	(2,773,543,980)
Net Assets:
Beginning of period	2,940,530,507	5,714,074,487
End of period	$2,904,592,827	$2,940,530,507
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
Semi-Annual Shareholder Report

such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative
Semi-Annual Shareholder Report

expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,098,033 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$164,415	$(130,847)
Institutional Shares	504,295	(315,651)
Service Shares	3,566	(2,128)
Class R6 Shares	28,393	—
TOTAL	$700,669	$(448,626)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report

For the six months ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$245,135
Service Shares	6,431
TOTAL	$251,566
For the six months ended March 31, 2024, the Fund’s Institutional Shares did not incur other service fees. The Fund’s Institutional Shares will not incur and pay such fees until such time as approved by the Directors.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At March 31, 2024, the Fund had no outstanding futures contracts.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At March 31, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of March 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$100,025	$102,250
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(209,073)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,355,626	$21,537,571	7,245,456	$65,111,832
Shares issued to shareholders in payment of distributions declared	693,109	6,350,294	1,466,769	13,224,436
Shares redeemed	(7,178,044)	(65,652,689)	(59,131,336)	(531,613,001)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,129,309)	$(37,764,824)	(50,419,111)	$(453,276,733)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,570,188	$243,161,517	81,651,501	$734,240,917
Shares issued to shareholders in payment of distributions declared	3,363,145	30,798,942	6,432,279	58,007,771
Shares redeemed	(79,726,267)	(727,512,421)	(316,448,949)	(2,843,612,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(49,792,934)	$(453,551,962)	(228,365,169)	$(2,051,363,905)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	46,007	$420,283	136,438	$1,228,895
Shares issued to shareholders in payment of distributions declared	29,155	267,131	43,719	394,493
Shares redeemed	(159,550)	(1,460,540)	(411,491)	(3,705,353)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(84,388)	$(773,126)	(231,334)	$(2,081,965)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	60,587,954	$555,411,162	16,731,310	$150,286,694
Shares issued to shareholders in payment of distributions declared	859,463	7,875,380	1,272,196	11,472,612
Shares redeemed	(15,785,800)	(144,395,334)	(52,995,912)	(476,011,606)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	45,661,617	$418,891,208	(34,992,406)	$(314,252,300)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,345,014)	$(73,198,704)	(314,008,020)	$(2,820,974,903)
4. FEDERAL TAX INFORMATION
At March 31, 2024, the cost of investments for federal tax purposes was $3,219,578,814. The net unrealized depreciation of investments for federal tax purposes was $30,965,421. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $6,671,062 and unrealized depreciation from investments for those securities having an excess of cost over value of $37,636,483.
As of September 30, 2023, the Fund had a capital loss carryforward of $87,653,573 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,385,687	$78,267,886	$87,653,573
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2024, the Adviser voluntarily waived $592,244 of its fee and voluntarily reimbursed $448,626 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2024, the Adviser reimbursed $57,163.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2024, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2024, FSSC received $1,054 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2024, were as follows:
Purchases	$480,925,656
Sales	$882,978,746
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the six months ended March 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the six months ended March 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Semi-Annual Shareholder Report

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,034.10	$2.59
Institutional Shares	$1,000	$1,036.00	$1.83
Service Shares	$1,000	$1,035.40	$2.34
Class R6 Shares	$1,000	$1,036.00	$1.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.45	$2.58
Institutional Shares	$1,000	$1,023.20	$1.82
Service Shares	$1,000	$1,022.70	$2.33
Class R6 Shares	$1,000	$1,023.25	$1.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Semi-Annual Shareholder Report

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, was at the Performance Peer Group median for the three-year period and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because
Semi-Annual Shareholder Report

such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Semi-Annual Shareholder Report

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through
Semi-Annual Shareholder Report

distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date May 24, 2024